Stock Warrants (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2008
Class of Warrant or Right [Line Items]
Payments for Repurchase of Warrants	$ 50,000
Warrant Issued In Conjunction With Serial Preferred Stock	400,000
Adjustments to Additional Paid in Capital, Warrant Repurchased	$ 350,000
US Department of Treasury Capital Purchase Program [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		137,966
Class of Warrant or Right, Termination Period		10 years